Note 9 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2014
Notes
Note 9 - Commitments and Contingencies

NOTE 9 – Commitments and Contingencies

Leases

Our company shares a two-year lease for a 10,000 square foot facility in San Clemente, California, with Malie, Inc., (“Malie”) a company owned by our CEO Shaun Roberts and his spouse Dana Roberts. For the nine month period ended September 30, 2014, our Company paid a total $66,491 ($7,267 per month for January to May, 2014 plus $7,539 for June to September, 2014) of the total lease expense of $85,583 ($9,267 per month for January to May 2014 plus $9,812 for June, 2014).

For the year ended December 31, 2013 our Company paid a total of $87,204, $7,267 per month, of the total lease expense of $111,204, or $9,267 per month.

On March 17, 2013, Malie & the Company extended the lease for an additional 24 month term to May 31, 2016 and committed to total lease payments of: (i) $9,812 for June 1, 2014 to May 31,2015; and (ii) $10,139 for June 1, 2015 to May 31, 2016. The Company's portion of payments under the extended term are: (i) 7,539 for June 1, 2014 to May 31,2015; and (ii) $7,790 for June 1, 2015 to May 31, 2016.

Settlement of Patent Dispute

Settlement Agreement

As reported in a current report on Form 8-K filed February 3, 2014, on January 28, 2014, we entered into a settlement agreement (the "Settlement Agreement") with VDF FutureCeuticals, Inc. and Sandwich Isles Trading Co. Inc., d/b/a Kona Red, Inc., the company from which we acquired the KonaRed business on October 4, 2013, to: (i) settle claims asserted by and against the parties with respect to an action filed by VDF against Sandwich Isles; and (ii) resolve a petition for cancellation of certain trademark registrations filed by Sandwich Isles. Pursuant to the settlement agreement, the parties were required to cause their respective attorneys to jointly file voluntary dismissals with respect to the foregoing claim and petition for cancelation. VDF on the one hand, and Sandwich Isles and Kona Red Corporation on the other, released each other from liability arising or accruing prior to January 28, 2014 for past monetary damages for any patent infringements and all other claims that the parties brought or could have brought prior to January 28, 2014. In addition, Sandwich Isles and our company agreed that both parties will take all steps necessary to formally abandon all currently pending patent applications directed to coffee berries or coffee berry technology and cancel with prejudice all trademark proceedings.

License Agreement

In connection with the Settlement Agreement and other agreements, we entered into a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement on January 28, 2014 with VDF and Sandwich Isles (the "License Agreement").

Patents and Trademark License

Pursuant to the License Agreement, in exchange for our ongoing compliance with certain Alternative Minimum Payments and royalties (and the terms and conditions related to raw materials discussed below), VDF granted us a non-exclusive, non-transferrable, non-sublicenseable license to use and practice certain VDF patent rights and a non-exclusive license to use certain VDF trademarks and trademark rights.

Raw Materials

Pursuant to the License Agreement, VDF will supply our company with raw materials starting in 2017. We have agreed to negotiate in good faith regarding the terms and pricing of the raw materials to be supplied by VDF. We are permitted to have raw materials manufactured by a third party (subject to some limitations) solely for the use in the products that we sell. In addition, we must share with VDF all details of certain input raw materials.

Senior Convertible Note

In connection with the License Agreement and other agreements entered on January 28, 2014, in the event that we determine, at our option, that we wish to have regularly scheduled License Fee payments treated as debt, the balance we determine this deferred amount should be will be recorded under a Senior Convertible Note which we have issued to VDF. To current date, there have not been any scheduled payments due per the terms of the License Agreement and therefore any such decision to treat such payments as debt has not been required.

The creation of a balance on the Senior Convertible Note is a provision incorporated in the License Agreement, wherein we have promised to pay VDF, or its registered and permitted assigns, the principal, being an amount equal to the sum of (i) the aggregate amount of accrued and unpaid designated Alternative Minimum Payments (as shown below) at such time, plus (ii) the aggregate amount of payment in kind interest allowable pursuant to the Senior Convertible Note. There is currently no balance accrued on the Senior Convertible Note.

The Alternative Minimum Payments are effectively the base license fee payments and are agreed to be made as follows:

	Three Month Period Ended	Due Date	Amount

1	June 30, 2014	August 14, 2014	$75,000
2	September 30, 2014	November 14, 2014	$75,000
3	December 31, 2014	February 14, 2015	$75,000
4	March 31, 2015	May 15, 2015	$75,000
5	June 30, 2015	August 14, 2015	$75,000
6	September 30, 2015	November 14, 2015	$75,000
7	December 31, 2015	February 14, 2016	$75,000
8	March 31, 2016	May 15, 2016	$75,000
9	June 30, 2016	August 14, 2016	$100,000
10	September 30, 2016	November 14, 2016	$100,000
11	December 31, 2016	February 14, 2017	$100,000
12	March 31, 2017	May 15, 2017	$100,000
13	June 30, 2017	August 14, 2017	$100,000
14	September 30, 2017	November 14, 2017	$100,000
15	December 31, 2017	February 14, 2018	$100,000
16	March 31, 2018	May 15, 2018	$100,000
17	June 30, 2018	August 14, 2018	$125,000
18	September 30, 2018	November 14, 2018	$125,000
19	December 31, 2018	February 14, 2019	$125,000
20	March 31, 2019	May 15, 2019	$125,000
21	Each quarter end thereafter	45 days after each quarter end	$150,000

During the nine month period ended September 30, 2014, we made license payments to VDF totaling $75,000.

Pursuant to the Senior Convertible Note, the maturity is December 31, 2018 unless (i) the Senior Convertible Note is accelerated pursuant to an event of default or (ii) the License Agreement is terminated and all accrued and unpaid obligations under the Senior Convertible Note have been paid. Interest on the Senior Convertible Note is 7% per annum, subject to adjustment for events of default. On the maturity date, we must pay VDF all principal, unpaid interest and late charges, if any, and we have the right, subject to certain limitations, to prepay principal at any time and from time to time.

At any time and at the option of VDF, any principal outstanding under the Senior Convertible Note shall be convertible in shares of our common stock at a conversion price of $0.65 per share. In the event there is an event of default, including but not limited to: (i) our failure to make a payment when due; (ii) any representation or warranty made by our company in connection with any agreement summarized in the current report on Form 8-K being untrue in any material respect; (iii) default by our company of any covenant of the Senior Convertible Note; and (iv) a change in control. Among other rights upon an event of default, if an event of default has occurred, the unpaid principal will bear interest at 12%, VDF may accelerate the maturity of the Senior Convertible Note and VDF is entitled to set-off rights.

Pursuant to the Senior Convertible Note: (i) VDF is also granted an adjustment to the conversion price right upon the issuance of shares of our common stock, stock options or other convertible securities; (ii) no indebtedness of our company shall rank senior to the payments due under the Senior Convertible Note unless prior written consent of VDF is obtained; and (iii) payments under the note is secured by the security agreement as described in the current report on Form 8-K. At present there are no conversion rights in existence because there is no principal balance accrued on the Senior Convertible Note.

Pledge and Security Agreement

In connection with the Senior Convertible Note and other agreements entered on January 28, 2014, we entered into a pledge and security agreement (the "Pledge and Security Agreement") with VDF, whereby we pledged, collaterally assigned and granted to VDF, a security interest in all of our right, title and interest, whether now owned or hereafter acquired, in and to our company’s property to secure the prompt and complete payment and performance of obligations existing under any of the agreements.

Warrant

On January 28, 2014, we issued VDF a warrant (the "VDF Warrant") entitling VDF, from any time after the occurrence of a Warrant Exercise Event until the fifteenth anniversary of the issuance of the VDF Warrant, to purchase from our Company, shares of our common stock representing ten percent (10%) of our fully diluted outstanding shares of common stock at a purchase price of $0.001 per share. No circumstances have yet occurred which classify as a Warrant Exercise Event and therefore there is no right in place for VDF to exercise the VDF Warrant.

A Warrant Exercise Event occurs if any of the following events occur:

                       i.            our Company reports $25,000,000 or more of gross sales in any fiscal year in our audited financial statements for such fiscal year;

                     ii.            our Company has a class of securities listed for trading on the New York Stock Exchange, the American Stock Exchange or NASDAQ;

                   iii.            our Company maintains an aggregate market capitalization of our company’s outstanding capital stock of at least $125,000,000 for twenty (20) consecutive trading days based on the closing prices for the shares of our common stock as reported on the OTC Bulletin Board; or

                   iv.            our Company has a change of control as defined in the warrant.

Registration Rights Agreement

On January 28, 2014, we entered into a Registration Rights Agreement with VDF whereby we granted VDF or an assignee (permitted under the Registration Rights Agreement) demand registration rights and incidental registration rights with respect to: (i) any shares of our common stock issued upon conversion of the Senior Convertible Note; (ii) any shares of our common stock issued upon exercise of the VDF Warrant; and (iii) any shares of our common stock acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement upon exercise or conversion of other convertible securities that are acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement.

Pursuant to VDF’s demand registration right, at any time or from time to time, a holder or holders holding a majority of registrable securities then outstanding may require our Company to use our best efforts to effect the registration under the Securities Act of 1933, as amended, of all or part of their respective registrable securities (subject to any limits that may be imposed by the Securities and Exchange Commission pursuant to Rule 415 under the Securities Act), by delivering a written request to our company.

In addition to the registration rights granted to VDF, there are restrictions on our granting of registration rights to other parties.

Investor Rights Agreement

On January 28, 2014, we entered into an investor rights agreement with VDF (the "Investor Rights Agreement"), whereby VDF has the right to designate that number of nominees to our board of directors such that the total number of directors designated by VDF is in proportion to its percentage ownership of the outstanding voting power of the company. From and after the date of the Investor Rights Agreement and until such time as: (i) the Senior Convertible Note has terminated; (ii) the VDF Warrant has terminated or been exercised; and (iii) VDF’s percentage interest is less than 1%, if VDF does not have a designee on our board of directors, VDF shall have the right to appoint one individual as a non-voting observer entitled to attend meetings of our board of directors.

Also pursuant to the Investor Rights Agreement, for so long as (i) the Senior Convertible Note remains outstanding, (ii) the VDF Warrant remains outstanding or (iii) VDF owns a percentage interest equal or greater to 10%, we require VDF’s consent before taking certain corporate actions, including, among others; (i) amending our constating documents; (ii) making any material change to the nature of our business; (iii) incurring indebtedness exceeding $7,500,000 at any one time outstanding; or (iv) declaring or paying dividends.